Description Of Business And Basis Of Presentation (Details) (USD $)	0 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended
	Aug. 30, 2013	Mar. 31, 2013	Dec. 31, 2013 store state	Dec. 31, 2012	Oct. 31, 2009 North Dakota [Member] gal	Dec. 31, 2013 North Dakota [Member] gal	Dec. 31, 2013 Texas [Member] gal
Description Of Business And Basis Of Presentation [Line Items]
Percentage of shares of stock distributed	100.00%
Stock conversion ratio	0.25
Number of states in which entity operates			23
Number of stations			1,203
Per annum production capacity of facility					110,000,000	135,000,000	105,000,000
Common stock shares issued		100	46,743,633
Common stock par value		$ 0.01	$ 0.01
Proceeds from issuance of common stock		$ 1.00
Ownership percentage by parent				100.00%